Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 16. SUBSEQUENT EVENTS

Notice of Compliance with Nasdaq Listing Requirements

On October 27, 2023, the Company received a letter from the Staff at Nasdaq that the bid price deficiency has been cured, that the Company is in compliance with all applicable listing standards, and that the Company’s stock will continue to be listed and traded on the Nasdaq Stock Market.

Note 19. SUBSEQUENT EVENTS

Hazel Transactions

On March 29, 2023 (and amended on July 17, 2023), the Company entered into a membership interest purchase agreement with Hazel, whereby in exchange for a stated purchase price of $390 million, the Company acquired from Hazel interests in certain Claims recovery and reimbursement rights (the “Claims Purchase”). The purchase price for the Claims Purchase was funded by (i) the proceeds from the Claims Sale (as defined below), and (ii) a purchase money loan between Hazel, as lender, and the Company, as borrower, in the amount of $250 million (the “Purchase Money Loan”).

On March 29, 2023, the Company entered into a membership interest purchase agreement with Hazel, whereby in exchange for a purchase price of $150 million, Hazel acquired from the Company the membership interests in entities that own certain other Claims recovery and reimbursement rights, provided that the Company and Hazel will share in the recovery proceeds therefrom in accordance with an agreed waterfall (the “Claims Sale,” and together with the Claims Purchase, the “Claims Transactions”).

In addition, on March 29, 2023, the Company entered into an Amended and Restated Credit Agreement (the “Working Capital Credit Facility”) with affiliates of Hazel, as the lender and administrative agent, which provides for up to $80 million (with a 40% original issue discount), consisting of a Term Loan A commitment to fund up to $30 million (in multiple installments) in proceeds, and a Term Loan B Commitment to fund up to $18 million (in multiple installments) in proceeds, the funding of each conditioned on certain milestones. An initial $10 million in proceeds was drawn under the Term Loan A on March 6, 2023. On March 29, 2023, an additional $5 million was disbursed to the Company under the Term Loan A. On May 11, 2023 and June 13, 2023, Hazel notified us that it would not disburse additional funds under the Working Capital Credit Facility until the Company satisfies certain funding conditions, including the filing of our 2022 Form 10-K. The parties subsequently agreed that $5.5 million will be funded under Term Loan A in accordance with the terms of the Working Capital Credit Facility subsequent to the filing of our 2022 Form 10-K and receipt of funding notices, deeming funding conditions satisfied or waived. Following such funding, the Term Loan A commitment would be terminated, with total funding of $20.5 million. In addition, the parties agreed to increase the Term Loan B commitment from $18 million to $27.5 million, which will be funded in multiple installments and in accordance with the terms of the Working Capital Credit Facility.

Loans under the Working Capital Credit Facility accrue interest at a Term Secured Overnight Financing Rate for 12-month interest period, plus an applicable margin of 10% per annum. Accrued interest on the Working Capital Credit Facility is payable in kind and will be capitalized. The Working Capital Credit Facility has a stated maturity date of March 31, 2026, and Hazel may extend for up to one year in its sole discretion. The Purchase Money Loan accrues interest at a rate of 20% per annum, payable in kind or in cash at the Company’s discretion. The Purchase Money Loan has a maturity date of March 31, 2026, extendable up to one year in Hazel’s sole discretion.

The Company is permitted to prepay the loans under the Working Capital Credit Facility from time to time without prepayment premium. Prepayment of the Purchase Money Loans will be permitted after the prepayment or repayment of loans under the Working Capital Loans, and such prepayment of the Purchase Money Loans may be subject to prepayment penalty, as applicable.

The Purchase Money Loan and the Working Capital Credit Agreement contains certain representations, warranties and covenants of the Company and its subsidiaries, including restrictions on debt incurrence, liens, investments, affiliate transactions, distributions and dividends, fundamental changes, certain debt prepayments and Claim settlement.

Amounts borrowed and obligations under the Purchase Money Loan and the Working Capital Credit Facility are secured by a pledge of proceeds from certain Claims in the Company’s Claims portfolio, with the lien securing the Purchase Money Loan being subordinated and junior to the lien securing the Working Capital Credit Facility. Pursuant to the Purchase Money Loan and the Working Capital Credit Facility, the Company entered into a collateral administrative agreement between the Company and Hazel, which sets forth certain arrangements between the Company and Hazel in relation to the management of the litigation of certain Claims owned by the Company, the proceeds of which were pledged to Hazel to secure the Purchase Money Loan and the Working Capital Credit Facility.

Yorkville Facility

Refer to Note 1, Description of the Business of this Form S-1.

Virage Amendment

On April 12, 2023, we entered into an amendment (the “Virage MTA Amendment”) to the Virage MTA and Virage Guaranty pursuant to which the payment date was extended from May 23, 2023 until September 30, 2024, subject to acceleration upon certain triggering events. The guaranty obligation will become current at September 30, 2023, and the Company does not currently have available liquidity to satisfy such obligations. Under the Virage MTA Amendment, Virage will receive a first priority lien on all sources of revenue of the company not otherwise encumbered as of the date of the Virage MTA Amendment, to the extent in excess of the amount of revenues necessary to establish and maintain an operating reserve of $70 million for overhead expenses and applicable taxes.

On January 1, 2024, if the Virage Guaranty is not paid, the Company will be required to make a one-time, lump sum payment to Virage for the period starting May 24, 2023 and ending December 31, 2023, in one or a combination of: (a) cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and/or (b) warrants to purchase Class A common stock at $0.0001 per share, in an amount equal to the quotient of 1.0% of each calendar month-end balance (which shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and the volume weighted average price of a share of our Class A common stock for the five day period prior to the issuance. If paid in warrants, such warrants will expire on January 1, 2026.

Further, for each calendar month beginning with January 31, 2024 until the obligations to Virage are paid in full, the Company has agreed to pay to Virage an amount monthly, in one or a combination of: (a) cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and/or (b) warrants to purchase Class A common stock at $0.0001 per share, in an amount equal to the quotient of 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and the volume weighted average price of a share of our Class A common stock. If paid in warrants, such warrants will expire two years from the date of issuance.

The warrants will contain customary provisions for a transaction of this type, including that each warrant will be exercisable in whole or in part at any time prior to the expiration date, be freely transferable, subject only to applicable securities laws, and be subject to customary anti-dilution protection regarding the exercise price and number of shares of Class A Common Stock to be issued upon the exercise of each warrant.

Amended and Restated Nomura Promissory Note

On April 12, 2023, the Company amended the promissory note to Nomura originally issued on May 27, 2022, which amendment increased the principal amount to approximately $26.3 million and extended the maturity date of the promissory note to September 30, 2024. The note will become current at September 30, 2023, and the Company does not currently have available liquidity to satisfy said obligation. The amended note carries an interest rate of 16% per annum and is payable in kind or in cash, at the Company’s discretion, every 30 calendar days after April 12, 2023. Upon two days prior written notice to Nomura, the Company may prepay all or any portion of the then outstanding principal amount under the promissory note together with all accrued and unpaid interest thereon.

Cano Health Share Issuance

On July 7, 2023, the Company issued 7,960,001 shares of Class A common stock to Cano Health, LLC (“Cano”) as payment for $61,677,419.35 million dollars in deferred compensation related to the following agreements, which the Company had the option to pay in cash or in stock and has elected to pay in stock, of which (i) 3,225,807 shares of Common Stock were issued as a deferred consideration for the assignment of certain claims pursuant to that certain Purchase Agreement, effective as of September 30, 2022, as amended to date, by and between the Company and Cano, and (ii) 4,734,194 shares of Common Stock were issued as deferred consideration for the assignment of certain claims pursuant to that certain Amended and Restated Claims Recovery and Assignment Agreement effective as of December 31, 2021, as amended to date, by and between the Company and Cano.

2023 Reverse Stock Split

On September 6, 2023, the Company filed a “Notice of Action To Be Held Without a Meeting” in which it notified the stockholders that, on September 5, 2023, the stockholders holding at least a majority of our outstanding voting capital stock (the “Majority Stockholders”) approved by written consent resolutions authorizing the effect a reverse stock split of the Company’s Class A and Class V common stock at a reverse stock split ratio ranging from 1:3 to 1:300, with the exact ratio to be set at a whole number within such range by the Company’s board of directors (the “Reverse Stock Split”).

The Reverse Stock Split became effective on October 13, 2023 upon the opening of trading on the Nasdaq Capital Market (the “Effective Time”) and the trading of the Company’s common stock on a post-split adjusted basis. At the Effective Time, every 25 shares of the Company’s issued and outstanding common stock were automatically converted into one share of common stock, without any change to the par value per share. Fractional shares resulting from the Reverse Split were rounded up to the nearest whole number. In addition, proportionate adjustments were made to the per share exercise price and the number of shares issuable upon the exercise of all outstanding stock options and warrants to purchase shares of common stock. These consolidated financial statements are retrospectively adjusted for this Reverse Stock Split.